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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04379

                           Plan Investment Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
               (Address of Principal Executive Offices) (Zip code)

                           David P. Behnke, President
                               2 Mid America Plaza
                        Oakbrook Terrace, Illinois 60181
                     (Name and Address of Agent for Service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                             131 S. Dearborn Street
                                   Suite 2400
                             Chicago, Illinois 60603


       Registrant's telephone number, including area code: (630) 472-7700

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2005 - June 30, 2006



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ITEM 1: PROXY VOTING RECORD

         There were no matters relating to a portfolio security considered at any shareholder meeting held during the period from July 1, 2005 through June 30, 2006 with respect to which the registrant was entitled to vote.


                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.


By: /s/ David P. Behnke
   ---------------------------------
    David P. Behnke, President


Date:   August 22, 2006